Long-Term Debt, Long-Term Debt Including Related Party Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jan. 23, 2020	Dec. 31, 2019	Nov. 22, 2019	Aug. 30, 2019
Loan Facilities [Abstract]
Long-term debt	$ 13,450,000		$ 11,000,000
Less: Deferred financing costs	(264,134)		(242,940)
Total long-term debt, net of deferred finance costs	13,185,866		10,757,060
Presented [Abstract]
Current portion of long-term debt	2,200,000		1,600,000
Less: Current portion of deferred finance costs	(97,963)		(77,105)
Current portion of long-term debt, net of deferred finance costs	2,102,037		1,522,895
Non-Current portion of long-term debt	11,250,000		9,400,000
Less: Non-Current portion of deferred finance costs	(166,171)		(165,835)
Non-Current portion of long-term debt, net of deferred finance costs	11,083,829		9,234,165
Thalassa [Member]
Loan Facilities [Abstract]
Long-term debt	5,000,000		5,000,000
$11.0 Million Alpha Bank Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000		11,000,000	$ 11,000,000
Borrowers - Issuers	Spetses- Pikachu
Long-term debt	$ 9,400,000		11,000,000
$4.5 Million Chailease Financial Services Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 4,500,000	$ 4,500,000
Borrowers - Issuers	Bistro
Long-term debt	$ 4,050,000		0
$5.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	5,000,000
$5.0 Million Term Loan Facility [Member] | Thalassa [Member]
Loan Facilities [Abstract]
Face amount	$ 5,000,000				$ 5,000,000
Borrowers - Issuers	Castor
Long-term debt	$ 5,000,000		$ 5,000,000